Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 288	$ 153	$ 95
Other current assets	43	269	228
Total current assets	331	422	323
Non-Current assets:
Fixed asset, net	2
Total assets	333	422	323
Current liabilities:
Other accounts payable and accrued expenses	224	272
Payable to related party	3	22	9
Loan			357
Total current liabilities	227	294	366
Stockholders’ equity (deficit):
Common stock, Value	157	130	95
Additional paid-in capital	5,975	2,665	905
Accumulated deficit	(6,026)	(2,667)	(1,043)
Total stockholders’ equity	106	128	(43)
Total liabilities and stockholders’ equity	$ 333	$ 422	$ 323